Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2023
Registrant Name	dei_EntityRegistrantName	PGIM ETF TRUST
CIK	dei_EntityCentralIndexKey	0001727074
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2023
Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2023
Prospectus Date	rr_ProspectusDate	Oct. 30, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Jennison Focused Growth ETF | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJFG
PGIM Portfolio Ballast ETF | No Share Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPB